Mortgage Loans Held for Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Fair value of mortgages pledged as collateral	$ 496,622	$ 218,624	$ 61,000
Mortgage loans held for sale funded with excess cash	$ 22,236
Minimum
Mortgage Loans on Real Estate [Line Items]
Percentage of outstanding borrowings that must be covered by mortgages pledged as collateral	100.00%	100.00%